Operating Segmentation - Summary of Average Assets, Grouped by Operating Segment (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Disclosure of operating segments [line items]
Average Earning Assets	$ 1,165,208	$ 949,279	$ 1,121,371	$ 961,177
Canadian Personal and Commercial Banking [member]
Disclosure of operating segments [line items]
Average Earning Assets	301,268	272,231	299,682	268,435
United States Personal and Commercial Banking [member]
Disclosure of operating segments [line items]
Average Earning Assets	223,100	133,774	186,212	132,654
All Other Operating Segments [member]
Disclosure of operating segments [line items]
Average Earning Assets	$ 640,840	$ 543,274	$ 635,477	$ 560,088